ROPES & GRAY LLP 1211 AVENUE OF THE AMERICAS NEW YORK, NY 10036-8704 WWW.ROPESGRAY.COM

July 13, 2015

Crystal T. Travanti
T +1 212 596 9128
F +1 646 728 1622
Crystal.Travanti@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Calamos Convertible and High Income Fund
(File Nos. 333- , 811-21319)

Ladies and Gentleman:

We are filing today via EDGAR a Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, on behalf of Calamos Convertible and High Income Fund, a Delaware statutory trust.

Pursuant to Section 6 of the Securities Act, we have calculated the Registration Fees and have transmitted such fees in the amount of $11,620.00 to the designated lockbox at U.S. Bank in St. Louis, Missouri.

Please direct any questions or comments regarding this filing to me at (212) 596-9128. Thank you for your attention in this matter.

Sincerely,

/s/ Crystal T. Travanti

Crystal T. Travanti

cc:	John P. Calamos, Sr.
J. Christopher Jackson
Christopher Russell, Esq.
Jeremy Smith, Esq.